Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Operating Results by Segments

As of December 31, 2019 and for the year then ended	Mining	Steel	Power	Adjustments and eliminations	Consolidated
Revenue from contracts with external customers	92,996	174,850	28,721	—	296,567
Inter-segment revenue	37,710	6,107	15,606	(59,423)	—
Gross profit	68,152	27,525	13,190	(157)	108,710
Gross margin, %	52.1	15.2	29.8	—	36.7
Depreciation and amortisation	(8,541)	(6,153)	(482)	—	(15,176)
Impairment of goodwill and other non-current assets, net	(3,688)	1,884	—	—	(1,804)
Operating profit	23,902	7,126	1,548	(1,078)	31,498
Share of profit of associates, net	28	—	—	—	28
Finance income	524	75	1	—	600
Intersegment finance income	386	375	30	(791)	—
Finance cost	(23,934)	(14,514)	(382)	—	(38,830)
Intersegment finance cost	(195)	(325)	(271)	791	—
Income tax expense	(94)	(503)	(333)	(7,057)	(7,987)
Profit for the year	4,955	6,934	531	(8,135)	4,285
Segment assets	202,423	100,493	7,610	1,979	312,505
Segment liabilities	300,058	233,279	9,432	3,333	546,102
Investments in associates	321	—	—	—	321

As of December 31, 2018 and for the year then ended	Mining	Steel	Power	Adjustments and eliminations	Consolidated
Revenue from contracts with external customers	96,882	187,918	27,774	—	312,574
Inter-segment revenue	37,549	5,865	15,471	(58,885)	—
Gross profit	77,199	44,433	12,571	615	134,818
Gross margin, %	57.4	22.9	29.1	—	43.1
Depreciation and amortisation	(7,621)	(5,738)	(500)	—	(13,859)
Impairment of goodwill and other non-current assets, net	(3,684)	(819)	(2,719)	—	(7,222)
Operating profit (loss)	32,574	19,831	(3,240)	615	49,780
Share of profit of associates, net	10	—	—	—	10
Finance income	23,387	9,478	1,191	—	34,056
Intersegment finance income	1,071	395	41	(1,507)	—
Finance cost	(28,932)	(12,810)	(310)	—	(42,052)
Intersegment finance cost	(220)	(1,015)	(272)	1,507	—
Income tax (expense) benefit	(5,940)	531	83	2,645	(2,681)
Profit (loss) for the year	11,489	1,331	(2,544)	3,260	13,536
Segment assets	208,123	97,373	7,519	4,610	317,625
Segment liabilities	296,125	247,241	9,469	(2,015)	550,820
Investments in associates	293	—	—	—	293

As of December 31, 2017 and for the year then ended	Mining	Steel	Power	Adjustments and eliminations	Consolidated
Revenue from contracts with external customers	100,129	172,760	26,224	—	299,113
Inter-segment revenue	42,286	7,622	16,338	(66,246)	—
Gross profit	93,464	34,013	12,724	(1,444)	138,757
Gross margin, %	65.6	18.9	29.9	—	46.4
Depreciation and amortisation	(7,979)	(5,800)	(448)	—	(14,227)
Impairment of goodwill and other non-current assets, net	(3,800)	(2,281)	—	—	(6,081)
Operating profit	48,190	9,154	1,267	(1,444)	57,167
Share of profit of associates, net	18	—	—	—	18
Finance income	475	150	8	—	633
Intersegment finance income	1,335	567	49	(1,951)	—
Finance cost	(34,324)	(12,793)	(493)	—	(47,610)
Intersegment finance cost	(222)	(1,342)	(387)	1,951	—
Income tax (expense) benefit	(3,410)	(203)	(229)	692	(3,150)
Profit (loss) for the year	17,210	(4,116)	228	(752)	12,570
Segment assets	209,630	100,543	10,417	(1,463)	319,127
Segment liabilities	371,196	184,952	9,808	(2,696)	563,260
Investments in associates	283	—	—	—	283

Summary of Group's Revenues Segregated Between Domestic and Export Sales

The following table presents the Group’s revenues from contracts with customers segregated between domestic and export sales. Domestic represents sales by a subsidiary in the country in which it is located. This category is further divided between subsidiaries located in Russia and other countries. Export represents cross-border sales by a subsidiary regardless of its location.

	2019	2018	2017
Domestic
Russia	171,215	178,880	176,906
Other	28,469	29,666	23,445

Total	199,684	208,546	200,351
Export	96,883	104,028	98,762

Total revenue	296,567	312,574	299,113

Summary of Group's Total Revenues from External Customers by Geographic Area
Allocation of total revenue from contracts with customers by country is based on the location of the customer. The Group’s total revenue from external customers by geographic area were as follows:

	2019	2018	2017
Russia	171,344	178,997	177,005
Asia	63,187	61,840	63,182
Europe	38,334	44,263	36,605
CIS	21,465	23,877	19,346
Middle East	1,983	3,130	2,212
USA	155	258	286
Other regions	99	209	477

Total	296,567	312,574	299,113

Summary of Carrying Amounts of Mineral Licenses and Property, Plant and Equipment Pertaining to Group's Major Operations
The majority of the Group’s
non-current
assets are located in Russia. The carrying amounts of mineral licenses and property, plant and equipment pertaining to the Group’s major operations were as follows:

	December 31, 2019	December 31, 2018
Russia	225,755	219,504
Germany	1,225	1,532
Austria	677	637
Czech Republic	237	224
Other	173	50

Total	228,067	221,947

Summary of Group's Revenues from External Customers by Major Products
The following table presents the breakdown of the Group’s revenues from contracts with external customers by major products:

	2019	2018	2017
Mining segment
Coal and middlings	71,970	80,022	84,341
Coke and chemical products	17,970	14,205	13,747
Iron ore concentrate	1,179	839	220
Other	1,877	1,816	1,821

Total	92,996	96,882	100,129

Steel segment
Long steel products	97,692	105,722	96,768
Hardware	27,086	30,040	27,578
Flat steel products	23,371	22,786	22,505
Forgings and stampings	14,818	15,848	12,247
Ferrosilicon	3,229	3,927	2,807
Steel pipes	3,281	3,230	2,733
Semi-finished steel products	137	54	492
Other	5,236	6,311	7,630

Total	174,850	187,918	172,760

Power segment
Electricity	26,965	26,009	24,297
Other	1,756	1,765	1,927

Total	28,721	27,774	26,224

Total revenue	296,567	312,574	299,113